Auditors' remuneration - Auditors' remuneration (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Auditors Remuneration [Line Items]
Tax advisory services		$ 200	$ 100
PWC [Member]
Auditors Remuneration [Line Items]
Auditors remuneration for audit services	$ 100
Auditors remuneration for non audit services	100
Tax advisory services	$ 40